CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income	$ 36,538	$ 18,409	$ 6,801
Adjustments required to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	10,978	13,149	13,140
Capital loss from disposal of property and equipment	461	275	245
Stock-based compensation of options and RSUs	2,135	1,006	856
Accrued severance pay, net	361	57	118
Exchange rate differences on long-term loans	(12)	(34)	186
Deferred income taxes, net	(14,883)	(3,672)	189
Decrease (increase) in trade receivables, net	(1,323)	2,061	(2,512)
Decrease (increase) in contract assets	24,062	11,029	(17,076)
Decrease (increase) in other assets and receivables	1,511	(4,917)	(9,147)
Decrease (increase) in inventories	(8,076)	5,743	(10,763)
Increase (decrease) in trade payables	(3,884)	(8,926)	4,087
Increase (decrease) in accrued expenses	(11,671)	(7,206)	19,633
Increase (decrease) in advances from customers and deferred revenues	1,112	12,433	(20,858)
Decrease in advances from customers held by trustees		(1,478)	(6,185)
Increase (decrease) in other liabilities	(2,527)	(5,912)	4,063
Net cash provided by (used in) operating activities	34,782	32,017	(17,223)
Cash flows from investing activities:
Purchase of property and equipment	(7,982)	(10,759)	(3,692)
Net cash used in investing activities	(7,982)	(10,759)	(3,692)
Cash flows from financing activities:
Proceeds from exercise of stock option and RSUs	375	2,148	661
Repayment of long-term loans	(4,447)	(4,469)	(4,673)
Dividend payment	(24,864)
Net cash used in financing activities	(28,936)	(2,321)	(4,012)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(99)	(1,490)	51
Increase (decrease) in cash, cash equivalents and restricted cash	(2,235)	17,447	(24,876)
Cash, cash equivalents and restricted cash at the beginning of the year	104,204	86,757	111,633
Cash, cash equivalents and restricted cash at the end of the year	101,969	104,204	86,757
Cash paid during the year for:
Interest	509	303	906
Income taxes	1,580	3,900	2,410
Non-cash transactions:
Purchases of property and equipment that were not paid for and reclassification from inventories to property and equipment	1,449	2,307	5,710
Reclassification from property and equipment to inventories	$ 680	$ 343	$ 129